Schedule of Inventory (Details) - CAD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Inventories		$ 2,051,440
Solar Projects [Member]
IfrsStatementLineItems [Line Items]
Inventories		448,721		$ 195,920
Additions to development costs		6,903,079	[1]	805,214
Recognized as cost of goods sold upon revenue recognition		(338,118)		(508,130)
Costs expensed due to project cancellation	[2]	496,147		(47,664)
Foreign currency impact on inventory		13,115		3,381
Inventories		6,530,650		448,721
Costs expensed due to project cancellation	[2]	$ (496,147)		$ 47,664

[1]	During the year ended June 30, 2024, the Company entered into a purchase agreement related to a solar project to be constructed on a separate site located at Camilus, New York (the “Camilus Purchase Agreement”, the “Camilus project”). According to the Camilus Purchase Agreement, the purchase price includes a consideration of $2,155,703 (USD $1,575,000), which is to be paid upon reaching specific milestones: 20% upon the Closing Date, 60% upon achieving Notice to Proceed (“NTP”), and the remaining 20% upon the Commercial Operation Date (“COD”). The purchase price shall be subject to further adjustment if certain conditions, as defined in the Camillus Purchase Agreement, are met.
[2]	Inventory provision for the fiscal year ending June 30: